ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS (Details Narrative) - USD ($)			1 Months Ended		6 Months Ended		12 Months Ended
		Sep. 18, 2021	Feb. 28, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Jun. 09, 2021
Product Information [Line Items]
Disposition of iASPEC					$ 1,138,915
Aggregate exercise price				$ 1,800,000
Stock issued during period shares restricted stock award gross			201,552
Net loss					2,000,555	$ 14,464,910
Net cash used in operating activities					5,134,364	16,328,103
Working capital deficiency					5,300,000		$ 6,300,000
Accumulated deficit					204,137,958		202,137,403
Revenue	[1]				10,536,656	6,425,577
Revolving Credit Facility [Member]
Product Information [Line Items]
Line of credit					2,200,000
Maximum borrowing capacity					8,000,000
Cryptocurrency Mining [Member]
Product Information [Line Items]
Revenue					3,235,134	$ 814,772	5,500,000
Gross profit					$ 1,100,000		$ 2,700,000
Revenue from Rights Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Taoping New Media Co Ltd [Member]
Product Information [Line Items]
Revenue percentage						64.00%
Taoping Inc. [Member]
Product Information [Line Items]
Stock issued during period shares restricted stock award gross		612,245
Stock issued during period, value, restricted stock award, gross		$ 1,800,000
IASPECS [Member]
Product Information [Line Items]
Ownership percentage								100.00%
Mr. Jianghuai Lin [Member]
Product Information [Line Items]
Shares outstanding, percentage								26.90%
Taoping New Media Co Ltd [Member]
Product Information [Line Items]
Equity interest acquired, percentage								100.00%
Business combination step acquisition shares percentage						100.00%
Taoping New Media Co Ltd [Member] | Mr. Jianghuai Lin [Member]
Product Information [Line Items]
Equity interest acquired, percentage								51.00%

[1]	Revenues by operating segments exclude intercompany transactions.